Average Annual Total Returns	12 Months Ended	58 Months Ended				60 Months Ended	120 Months Ended	149 Months Ended	266 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	[2]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.50%					1.70%	3.64%
Lipper Emerging Markets Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.21%					1.81%	3.39%
MSCI World Index Net (reflects no deduction for fees and expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	13.01%	[1]			11.17%	9.95%
MSCI World Value Index Net (reflects no deduction for fees and expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.47%	9.49%	[1]			6.97%	6.65%
Lipper Global Multi-Cap Value Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.41%			9.86%		7.26%	6.66%
T. Rowe Price Global Value Equity Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.20%	10.78%
Performance Inception Date		Mar. 02, 2020
T. Rowe Price Global Value Equity Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.39%					8.87%	7.93%
Performance Inception Date								Jul. 26, 2012
T. Rowe Price Global Value Equity Fund - I Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.65%					8.02%	6.75%
T. Rowe Price Global Value Equity Fund - I Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.00%					6.89%	6.09%
Institutional Emerging Markets Equity Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.60%)					(4.08%)	2.05%
Performance Inception Date									Oct. 31, 2002
Institutional Emerging Markets Equity Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.44%)					(4.34%)	1.87%
Institutional Emerging Markets Equity Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.42%)					(2.81%)	1.80%

[1]	Return since 3/2/20.
[2]	Return since 2/29/20.